UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21349

Name of Fund: BlackRock Limited Duration Income Trust (BLW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Limited Duration Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value
ARES CLO Funds, Series 2005-
10A, Class B, 0.68%,
9/18/17 (a)(b)	USD	1,500	$ 1,230,000
Advanta Business Card Master
Trust, Series 2007-A5, Class A5,
0.75%, 8/20/13 (a)		290	290,124
Carrington Mortgage Loan Trust,
Series 2007-RFC1, Class A1,
0.30%, 12/25/36 (a)		497	449,492
Countrywide Asset-Backed
Certificates Class 2A-1 (a):
Series 2007-6, 0.35%,
9/25/37		255	244,251
Series 2007-10, 0.30%,
6/25/47		2,741	2,651,975
Ford Credit Floorplan Master
Owner Trust, Series 2006-4,
Class A, 0.50%, 6/15/13 (a)		4,015	4,001,132
GSAA Trust, Series 2007-3, Class
1A2, 0.42%, 3/25/47 (a)		3,608	1,793,470
Golden Tree Loan Opportunities III,
Ltd., Series 2007-3X, Class B,
0.94%, 5/01/22		1,920	1,468,800
LCM LP, Series 8A, Class C, 3.29%,
1/14/21 (a)(b)		4,125	3,900,187
SLC Student Loan Trust, Series
2006-A, Class A4, 0.41%,
1/15/19 (a)		1,920	1,830,107
			17,859,538
Interest Only Asset-Backed
Securities — 0.3%
Sterling Bank Trust, Series 2004-
2, Class Note, 2.08%,
3/30/30 (b)		14,203	940,928
Sterling Coofs Trust, Series 1,
2.36%, 4/15/29		12,395	832,804
			1,773,732
Total Asset-Backed Securities – 3.1%			19,633,270
Common Stocks (c)		Shares
Chemicals — 0.1%
LyondellBasell Industries NV,
Class B		11,642	339,946

Common Stocks		Shares	Value
Construction & Engineering —
0.0%
USI United Subcontractors
Common		6,116	$ 125,370
Hotels, Restaurants & Leisure —
0.0%
BLB Worldwide Holdings, Inc. (c)		51,947	285,709
Machinery — 0.0%
Accuride Corp.		3,478	40,349
Metals & Mining — 0.0%
Euramax International		234	70,694
Software — 0.2%
Bankruptcy Management
Solutions, Inc.		880	440
HMH Holdings/EduMedia		238,664	1,193,320
			1,193,760
Specialty Retail — 0.0%
Lazydays RV Center, Inc.		10,549	66,773
Total Common Stocks – 0.3%			2,122,601
		Par
Corporate Bonds		(000)
Aerospace & Defense — 0.3%
Kratos Defense & Security
Solutions, Inc., 10.00%,
6/01/17	USD	1,620	1,808,325
Airlines — 1.5%
Air Canada, 9.25%, 8/01/15 (b)		2,000	2,090,000
American Airlines, Inc., 10.50%,
10/15/12		1,890	2,064,825
Continental Airlines, Inc., 6.75%,
9/15/15 (b)		1,350	1,388,813
Delta Air Lines, Inc., Series B,
9.75%, 12/17/16 (d)		1,372	1,492,207
United Air Lines, Inc., 12.75%,
7/15/12 (d)		2,478	2,781,555
			9,817,400
Auto Components — 0.0%
Delphi International Holdings
Unsecured, 12.00%, 10/06/14		65	66,874
Beverages — 0.1%
Crown European Holdings SA,
7.13%, 8/15/18 (b)	EUR	585	776,441

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro	GO	General Obligation Bonds
FKA	Formerly Known As	USD	US Dollar
GBP	British Pound

BLACKROCK LIMITED DURATION INCOME TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Building Products — 1.0%
Associated Materials LLC, 9.13%,
11/01/17 (b)	USD	1,180	$ 1,203,600
Building Materials Corp. of
America, 7.00%, 2/15/20 (b)(d)		1,875	1,931,250
CPG International I, Inc., 10.50%,
7/01/13		750	762,187
Momentive Performance
Materials, Inc., 9.00%,
1/15/21 (b)		2,445	2,432,775
			6,329,812
Capital Markets — 0.8%
E*Trade Financial Corp., 3.99%,
8/31/19 (b)(e)(f)		249	355,136
Goldman Sachs Group LP, 5.00%,
10/01/14 (d)		3,000	3,234,153
SteelRiver Transmission Co. LLC,
4.71%, 6/30/17 (b)		1,330	1,345,287
			4,934,576
Chemicals — 0.8%
American Pacific Corp., 9.00%,
2/01/15		1,100	1,101,375
CF Industries, Inc., 6.88%,
5/01/18		2,080	2,282,800
Hexion U.S. Finance Corp., 9.00%,
11/15/20 (b)		875	868,438
OXEA Finance/Cy SCA, 9.50%,
7/15/17 (b)		545	586,556
			4,839,169
Commercial Banks — 2.8%
CIT Group, Inc.:
7.00%, 5/01/16		700	687,750
7.00%, 5/01/17 (d)		8,185	7,980,375
Regions Financial Corp.:
6.38%, 5/15/12 (d)		4,590	4,452,300
4.88%, 4/26/13		1,355	1,266,925
Standard Chartered Plc, 3.85%,
4/27/15 (b)(d)		3,100	3,216,476
			17,603,826
Commercial Services & Supplies —
0.8%
ACCO Brands Corp., 10.63%,
3/15/15		1,425	1,585,312
Brickman Group Holdings, Inc.,
9.13%, 11/01/18 (b)		725	734,063
Mobile Mini, Inc., 7.88%,
12/01/20 (b)		540	552,825
West Corp. (b):
8.63%, 10/01/18		1,185	1,232,400
7.88%, 1/15/19		910	898,625
			5,003,225
Consumer Finance — 1.9%
Capital One Multi-Asset Execution
Trust, Series 4-3C, 6.63%,
4/19/17 (a)	GBP	2,650	4,293,449
Ford Motor Credit Co. LLC:
7.38%, 2/01/11 (d)	USD	2,800	2,824,341
3.04%, 1/13/12 (a)		565	565,000
7.80%, 6/01/12 (d)		1,665	1,765,098

		Par
Corporate Bonds		(000)	Value
Consumer Finance (concluded)
Ford Motor Credit Co. LLC (concluded):
6.63%, 8/15/17	USD	1,300	$ 1,339,937
Hyundai Capital America, 3.75%,
4/06/16 (b)		1,285	1,284,159
			12,071,984
Containers & Packaging — 1.9%
Ardagh Packaging Finance Plc,
7.38%, 10/15/17 (b)	EUR	695	888,608
Ball Corp., 6.75%, 9/15/20	USD	880	937,200
Berry Plastics Corp.:
8.25%, 11/15/15		2,400	2,496,000
9.75%, 1/15/21 (b)		1,650	1,579,875
Impress Holdings BV, 3.41%,
9/15/13 (a)(b)		1,255	1,245,588
Pregis Corp., 12.38%, 10/15/13		2,020	2,009,900
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	1,215	1,592,894
7.75%, 11/15/19		1,155	1,540,470
			12,290,535
Diversified Financial Services —
3.8%
Ally Financial Inc.:
8.30%, 2/12/15	USD	3,150	3,315,375
7.50%, 9/15/20 (b)(d)		4,270	4,184,600
Bank of America Corp., 4.50%,
4/01/15 (d)		3,000	3,076,086
Citigroup, Inc., 4.75%, 5/19/15 (d)		3,000	3,130,116
JPMorgan Chase & Co., 3.40%,
6/24/15 (d)		6,000	6,133,440
Reynolds Group DL Escrow, Inc.,
7.75%, 10/15/16 (b)(d)		2,610	2,720,925
Reynolds Group Issuer, Inc.,
7.13%, 4/15/19 (b)		1,800	1,831,500
			24,392,042
Diversified Telecommunication
Services — 2.3%
ITC Deltacom, Inc., 10.50%,
4/01/16		1,690	1,812,525
Nordic Telephone Co. Holdings
ApS, 8.88%, 5/01/16 (b)		580	617,700
Qwest Communications International,
Inc. (d):
7.50%, 2/15/14		610	616,100
8.00%, 10/01/15		2,500	2,656,250
Series B, 7.50%, 2/15/14		2,985	3,014,850
Qwest Corp., 8.38%, 5/01/16		2,590	3,108,000
TW Telecom Holdings, Inc., 8.00%,
3/01/18		630	664,650
Wind Acquisition Finance SA,
12.00%, 12/01/15 (b)		900	950,625
Windstream Corp.:
8.13%, 8/01/13		590	644,575
8.63%, 8/01/16		450	466,875
			14,552,150
Electric Utilities — 0.0%
Elwood Energy LLC, 8.16%,
7/05/26		126	121,647

2 BLACKROCK LIMITED DURATION INCOME TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Electronic Equipment, Instruments
& Components — 1.2%
Agilent Technologies, Inc., 4.45%,
9/14/12 (d)	USD	7,325	$ 7,680,870
Energy Equipment & Services —
0.3%
Compagnie Generale de Geophysique-
Veritas:
7.50%, 5/15/15		195	199,875
Compagnie Generale de Geophysique-
Veritas (concluded):
7.75%, 5/15/17		330	346,500
Frac Tech Services LLC, 7.13%,
11/15/18 (b)		1,270	1,260,475
			1,806,850
Food & Staples Retailing — 0.1%
Rite Aid Corp., 8.00%, 8/15/20 (b)		620	638,600
Food Products — 0.4%
Bumble Bee Foods LLC, 7.75%,
12/15/15		936	1,067,040
Smithfield Foods, Inc., 10.00%,
7/15/14 (b)		1,280	1,446,400
			2,513,440
Gas Utilities — 0.3%
Florida Gas Transmission Co. LLC,
4.00%, 7/15/15 (b)(d)		2,000	2,093,492
Health Care Equipment &
Supplies — 0.5%
DJO Finance LLC, 10.88%,
11/15/14 (d)		2,780	3,030,200
Health Care Providers &
Services — 1.6%
American Renal Holdings, 8.38%,
5/15/18 (b)		330	341,550
HCA, Inc., 7.25%, 9/15/20		1,115	1,169,356
Tenet Healthcare Corp.:
9.00%, 5/01/15		812	870,870
10.00%, 5/01/18 (d)		6,682	7,467,135
			9,848,911
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%,
3/01/18 (b)		4,300	5,009,500
Hotels, Restaurants & Leisure —
0.3%
Dunkin Finance Corp., 9.63%,
12/01/18 (b)		520	523,250
MGM Resorts International,
10.38%, 5/15/14		1,135	1,259,850
Tropicana Entertainment LLC,
Series WI, 9.63%,
12/15/14 (c)(g)		375	900
			1,784,000
Household Durables — 1.1%
Beazer Homes USA, Inc., 12.00%,
10/15/17 (d)		3,800	4,351,000

		Par
Corporate Bonds		(000)	Value
Household Durables (concluded)
Berkline/BenchCraft, LLC, 4.50%,
11/03/12 (b)(c)(g)	USD	200	$ —
K. Hovnanian Enterprises, Inc.,
10.63%, 10/15/16		2,500	2,528,125
			6,879,125
IT Services — 0.6%
First Data Corp., 10.55%,
9/24/15 (h)		1,950	1,647,047
iPayment, Inc., 9.75%, 5/15/14		950	878,750
iPayment Investors LP, 12.75%,
7/15/14 (b)(h)		1,422	1,223,297
			3,749,094
Independent Power Producers &
Energy Traders — 3.3%
Calpine Construction Finance Co.
LP, 8.00%, 6/01/16 (b)(d)		5,225	5,499,313
Calpine Corp., 7.50%, 2/15/21 (b)		1,360	1,336,200
Energy Future Holdings Corp.,
10.00%, 1/15/20 (b)(d)		3,870	3,959,606
Energy Future Intermediate
Holding Co. LLC, 10.00%,
12/01/20		525	538,468
NRG Energy, Inc. (d):
7.25%, 2/01/14		4,695	4,788,900
7.38%, 2/01/16		4,570	4,592,850
			20,715,337
Industrial Conglomerates — 1.5%
Sequa Corp. (b):
11.75%, 12/01/15		2,950	3,149,125
13.50%, 12/01/15 (h)		5,870	6,368,949
			9,518,074
Machinery — 0.6%
AGY Holding Corp., 11.00%,
11/15/14		1,500	1,351,875
Navistar International Corp.,
8.25%, 11/01/21		2,400	2,574,000
Synventive Molding Solutions, Sub-
Series A, 14.00%, 1/14/11 (h)		824	16,485
			3,942,360
Media — 4.8%
CCH II LLC, 13.50%, 11/30/16		2,306	2,712,477
CCO Holdings LLC, 7.88%,
4/30/18 (b)		2,925	3,027,375
CMP Susquehanna Corp., 3.44%,
5/15/14 (a)(b)		194	3,880
Checkout Holding Corp., 10.70%,
11/15/15 (b)(f)		2,050	1,240,250
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		933	988,980
Series B, 9.25%, 12/15/17
(d)		4,732	5,051,410
DISH DBS Corp.:
7.00%, 10/01/13		1,450	1,544,250
7.13%, 2/01/16		200	205,500
Interactive Data Corp., 10.25%,
8/01/18 (b)		2,460	2,656,800
Nielsen Finance LLC, 7.75%,
10/15/18 (b)		1,400	1,424,500

BLACKROCK LIMITED DURATION INCOME TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Media (concluded)
ProtoStar I Ltd., 18.00%,
10/15/12 (b)(c)(h)	USD	3,454	$ 34,541
Rainbow National Services LLC (b):
8.75%, 9/01/12		925	928,469
10.38%, 9/01/14 (d)		3,134	3,255,443
TL Acquisitions, Inc., 10.50%,
1/15/15 (b)		1,450	1,450,000
UPC Germany GmbH, 8.13%,
12/01/17 (b)(d)		4,500	4,680,000
Virgin Media Secured Finance Plc,
6.50%, 1/15/18		1,000	1,056,250
			30,260,125
Metals & Mining — 0.8%
Arch Western Finance LLC, 6.75%,
7/01/13		933	943,496
FMG Resources August 2006 Pty
Ltd., 7.00%, 11/01/15 (b)		2,965	3,002,063
New World Resources NV, 7.38%,
5/15/15	EUR	995	1,275,409
			5,220,968
Multiline Retail — 0.4%
Dollar General Corp., 11.88%,
7/15/17 (d)(h)	USD	2,458	2,851,280
Oil, Gas & Consumable
Fuels — 3.5%
BP Capital Markets Plc, 5.25%,
11/07/13 (d)		6,000	6,522,924
Berry Petroleum Co., 8.25%,
11/01/16		550	570,625
Chesapeake Energy Corp.:
6.50%, 8/15/17		1,315	1,324,862
7.25%, 12/15/18		1,185	1,244,250
Coffeyville Resources LLC, 9.00%,
4/01/15 (b)		705	750,825
Consol Energy, Inc., 8.25%,
4/01/20 (b)		1,500	1,623,750
Crosstex Energy LP, 8.88%,
2/15/18		135	140,738
Denbury Resources, Inc., 8.25%,
2/15/20		971	1,058,390
El Paso Corp., 7.00%, 6/15/17 (d)		2,265	2,386,499
Energy Transfer Equity LP, 7.50%,
10/15/20		1,505	1,557,675
Linn Energy LLC (b):
8.63%, 4/15/20		1,000	1,060,000
7.75%, 2/01/21		1,170	1,187,550
Niska Gas Storage US LLC, 8.88%,
3/15/18 (b)		950	997,500
Overseas Shipholding Group, Inc.,
8.75%, 12/01/13		1,190	1,276,275
Petrohawk Energy Corp., 7.25%,
8/15/18		690	688,275
			22,390,138
Paper & Forest Products — 0.6%
NewPage Corp., 11.38%,
12/31/14		3,950	3,574,750

		Par
Corporate Bonds		(000)	Value
Pharmaceuticals — 0.2%
Valeant Pharmaceuticals
International (b):
6.75%, 10/01/17	USD	450	$ 444,375
7.00%, 10/01/20		575	560,625
			1,005,000
Professional Services — 0.2%
FTI Consulting, Inc.:
7.75%, 10/01/16		350	358,750
6.75%, 10/01/20 (b)		810	818,100
			1,176,850
Real Estate Investment Trusts
(REITs) — 0.1%
Omega Healthcare Investors, Inc.,
6.75%, 10/15/22 (b)		635	633,413
Real Estate Management &
Development — 0.5%
The Unique Pub Finance Co. Plc,
Series M, 7.40%, 3/28/24	GBP	2,750	3,229,507
Road & Rail — 0.6%
Asciano Finance Ltd., 3.13%,
9/23/15 (b)(d)	USD	3,400	3,364,263
The Hertz Corp., 7.50%,
10/15/18 (b)		735	742,350
			4,106,613
Semiconductors & Semiconductor
Equipment — 0.5%
National Semiconductor Corp.,
6.15%, 6/15/12 (d)		3,000	3,207,894
Specialty Retail — 0.1%
Sonic Automotive, Inc., Series B,
8.63%, 8/15/13		583	591,016
Textiles, Apparel & Luxury
Goods — 0.1%
Phillips-Van Heusen Corp., 7.38%,
5/15/20		840	900,900
Tobacco — 0.5%
Reynolds American, Inc., 7.63%,
6/01/16 (d)		2,500	2,971,398
Wireless Telecommunication
Services — 1.3%
Cricket Communications, Inc.:
10.00%, 7/15/15		160	168,800
7.75%, 5/15/16 (d)		2,250	2,300,625
Digicel Group Ltd. (b):
8.88%, 1/15/15		720	727,200
9.13%, 1/15/15 (h)		2,267	2,289,670
8.25%, 9/01/17		600	630,000
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13		1,175	1,173,531
Sprint Capital Corp., 8.38%,
3/15/12		925	973,563
			8,263,389
Total Corporate Bonds – 44.8%			284,201,100

4 BLACKROCK LIMITED DURATION INCOME TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (a)		(000)	Value
Aerospace & Defense — 0.4%
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Linked
Deposit, 2.29%, 3/26/14	USD	184	$ 155,787
Term Loan, 2.26% - 2.29%,
3/26/14		3,072	2,605,796
			2,761,583
Auto Components — 0.9%
Allison Transmission, Inc., Term
Loan, 3.01% - 3.05%, 8/07/14		3,842	3,707,855
Dayco Products LLC (Mark IV Industries,
Inc.):
Facility B U.S. Term Loan,
10.50%, 5/13/14		311	309,922
Facility C U.S. Term Loan,
12.50%, 11/13/14 (h)		49	48,045
Global Autocare, Term Loan B,
6.00%, 11/02/16		1,400	1,400,875
			5,466,697
Automobiles — 0.5%
Ford Motor Co.:
Tranche B-1 Term Loan,
3.01% - 3.05%, 12/15/13		2,512	2,485,182
Tranche B-2 Term Loan,
3.01% - 3.05%, 12/15/13		510	504,273
			2,989,455
Beverages — 0.1%
Le-Nature's, Inc., Tranche B Term
Loan, 9.50%, 3/01/11 (c)(g)		1,000	377,500
Building Products — 1.4%
Goodman Global, Inc.:
Term Loan B, 5.75%,
10/13/16		4,750	4,781,350
Term Loan (Second Lien),
9.00%, 10/13/17		1,800	1,840,950
Momentive Performance Materials
(Blitz 06-103 GmbH), Tranche
B-2 Term Loan, 3.05%,
12/04/13	EUR	1,536	1,881,375
United Subcontractors, Inc., Term
Loan (First Lien), 1.79%,
6/30/15 (h)	USD	143	123,268
			8,626,943
Capital Markets — 0.3%
Marsico Parent Co., LLC, Term
Loan, 5.31%, 12/15/14		376	278,804
Nuveen Investments, Inc., Term
Loan (First Lien), 3.29%,
11/13/14		1,834	1,708,940
			1,987,744
Chemicals — 3.0%
Arizona Chemical, Term Loan B,
6.75%, 11/18/16		1,300	1,307,313
Brenntag Holding GmbH & Co. KG:
Facility 3A (Second Lien),
7.19%, 7/17/15	EUR	115	148,793
Facility 3B (Second Lien),
7.19%, 7/17/15		16	20,762

		Par
Floating Rate Loan Interests (a)		(000)	Value
Chemicals (concluded)
Brenntag Holding GmbH & Co. KG
(concluded):
Facility B-2 (Second Lien),
6.45%, 7/17/15	USD	500	$ 501,250
Facility B6A and B6B, 4.72%,
1/20/14		181	233,570
Term Loan B, 4.72%, 1/20/14		233	301,695
CF Industries, Inc., Term Loan B-1,
4.50%, 4/05/15		973	975,984
Chemtura Corp., Exit Term Loan,
5.50%, 8/16/16		1,300	1,307,583
Gentek Holding, LLC, Term Loan B,
6.75%, 9/30/15		2,000	2,025,000
Huish Detergents, Inc., Tranche B
Term Loan, 2.01%, 4/26/14		1,222	1,164,787
Ineos Group Plc, US Finance LLC,
Senior Credit Facility Term Loan
A2, 7.00%, 12/17/12		61	62,562
MacDermid, Inc., Tranche C Term
Loan, 3.01%, 12/15/13	EUR	496	594,791
PQ Corp. (FKA Niagara Acquisition,
Inc.), Term Loan (First Lien),
3.51% - 3.54%, 7/30/14	USD	2,996	2,848,081
Rockwood Specialties Group, Inc.,
Term Loan H, 6.00%, 5/15/14		1,621	1,625,541
Solutia, Inc., Term Loan, 4.50%,
3/17/17		1,617	1,622,381
Styron Sarl, Term Loan, 7.50%,
6/17/16		1,876	1,899,703
Tronox Worldwide LLC, Exit Term
Loan, 7.00%, 12/24/15		2,450	2,460,216
			19,100,012
Commercial Banks — 0.3%
CIT Group, Inc., Tranche 3 Term
Loan, 6.25%, 8/11/15		1,900	1,929,055
Commercial Services & Supplies —
2.7%
AWAS Finance Luxembourg Sarl,
Term Loan, 7.75%, 6/10/16		2,650	2,698,582
Altegrity, Inc., Incremental Term
Loan, 7.75%, 2/21/15		3,990	3,999,975
Casella Waste Systems, Inc., Term
Loan B, 7.00%, 4/09/14		627	630,982
Delos Aircraft, Inc., Term Loan 2,
7.00%, 3/17/16		1,454	1,475,914
International Lease Finance Corp.,
Term Loan 1, 6.75%, 3/17/15		3,040	3,079,475
Quad Graphics, Inc., Term Loan,
5.50%, 4/20/16		1,372	1,341,274
Synagro Technologies, Inc., Term
Loan (First Lien), 2.26%,
4/02/14		1,284	1,131,824
Volume Services America, Inc.
(Centerplate), Term Loan B,
10.75%, 8/24/16		2,600	2,593,500
			16,951,526
Communications Equipment —
0.3%
Avaya, Inc., Term Loan B, 3.04%,
10/24/14		2,220	2,013,957

BLACKROCK LIMITED DURATION INCOME TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (a)		(000)	Value
Construction & Engineering —
0.6%
Safway Services, LLC, First Out
Tranche Loan, 9.00%,
12/18/17	USD	3,750	$ 3,750,000
Construction Materials — 0.2%
Fairmount Minerals Ltd., Term
Loan B, 6.25% - 6.75%,
8/05/16		975	987,594
Consumer Finance — 1.1%
AGFS Funding Co., Term Loan,
7.25%, 4/21/15		6,750	6,799,572
Containers & Packaging — 0.2%
Graham Packaging Co., LP, Term
Loan D, 6.00%, 9/16/16		1,500	1,512,188
Diversified Consumer Services —
1.8%
Coinmach Service Corp., Term
Loan, 3.28%, 11/14/14		4,631	4,037,612
Laureate Education, Series A New
Term Loan, 7.00%, 8/15/14		4,634	4,608,029
ServiceMaster Co.:
Closing Date Term Loan,
2.76% - 2.80%, 7/24/14		2,532	2,392,985
Delayed Draw Term Loan,
2.76%, 7/24/14		252	238,305
			11,276,931
Diversified Financial Services —
1.0%
Professional Service Industries,
Inc., Term Loan (First Lien),
3.01%, 10/31/12		442	353,466
Reynolds Group Holdings, Inc.:
Incremental US Term Loan,
6.25%, 5/05/16		4,273	4,298,050
Term Loan D, 6.50%, 5/01/16		1,100	1,107,334
US Term Loan, 6.75%,
5/05/16		836	842,262
			6,601,112
Diversified Telecommunication
Services — 0.6%
Hawaiian Telcom
Communications, Inc., Term
Loan, 9.00%, 10/28/15		1,442	1,449,942
Level 3 Communications,
Incremental Term Loan, 2.54%,
3/13/14		2,750	2,553,570
			4,003,512
Electric Utilities — 0.8%
New Development Holdings LLC,
Term Loan, 7.00%, 7/03/17		4,489	4,560,031
TPF Generation Holdings, LLC:
Synthetic Letter of Credit
Deposit (First Lien), 2.29%,
12/15/13		151	145,500
Synthetic Revolving Deposit,
2.29%, 12/15/11		47	45,611

		Par
Floating Rate Loan Interests (a)		(000)	Value
Electric Utilities (concluded)
TPF Generation Holdings, LLC
(concluded):
Term Loan (First Lien), 2.29%,
12/15/13	USD	366	$ 354,204
			5,105,346
Electronic Equipment, Instruments
& Components — 1.1%
CDW LLC (FKA CDW Corp.), Term
Loan, 4.25%, 10/10/14		3,131	3,014,791
Deutsche Group SAS (FKA Matinvest 2
SAS)/Butterfly Wendel US, Inc.
(Deutsche Connector):
Facility B-2, 3.54%, 6/22/14		33	29,954
Facility B-2, 3.29%, 6/22/14		445	401,388
Deutsche Group SAS (FKA Matinvest 2
SAS)/Butterfly Wendel US, Inc. :
Facility C-2, 4.04%, 6/22/15		110	99,172
Facility C-2, 4.04%, 6/22/15		719	649,197
Flextronics International Ltd.:
Closing Date Loan A, 2.50%,
10/01/14		1,181	1,160,172
Closing Date Loan B, 2.50%,
10/01/12		1,876	1,856,366
			7,211,040
Energy Equipment & Services —
0.4%
MEG Energy Corp., Tranche D Term
Loan, 6.00%, 4/03/16		2,705	2,707,428
Food & Staples Retailing — 0.8%
Pilot Travel Centers LLC, Initial
Tranche B Term Loan, 5.25%,
6/30/16		3,012	3,045,810
U.S. Foodservice, Inc., Term Loan
B, 2.75% - 2.76%, 7/03/14		2,079	1,882,468
			4,928,278
Food Products — 1.5%
Advance Pierre Foods, Term Loan
(Second Lien):
7.00% - 7.50%, 9/29/16		4,100	4,062,415
11.25%, 9/29/17		1,300	1,309,750
Dole Food Co., Inc., Tranche B-1
Term Loan, 5.00% - 5.50%,
3/02/17		127	127,426
Pilgrim's Pride Corp., Term Loan A,
5.29%, 12/01/12		2,035	1,973,950
Pinnacle Foods Finance LLC,
Tranche D Term Loan, 6.00%,
4/02/14		1,436	1,452,141
Solvest Ltd. (Dole), Tranche C-1
Term Loan, 5.00% - 5.50%,
3/02/17		311	311,722
			9,237,404
Health Care Providers &
Services — 3.3%
Ardent Medical Services, Inc.,
Term Loan, 6.50%, 9/15/15		1	1,313
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan,
2.54%, 7/25/14		260	253,780

6 BLACKROCK LIMITED DURATION INCOME TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (a)		(000)	Value
Health Care Providers &
Services (concluded)
CHS/Community Health Systems, Inc.
(concluded)
Term Loan Facility, 2.51% -
3.79%, 7/25/14	USD	5,059	$ 5,007,591
DaVita, Inc., Term Loan B, 4.50%,
10/20/16		2,000	2,005,000
HCA, Inc.:
Tranche A-1 Term Loan,
1.54%, 11/16/12		2,361	2,308,417
Tranche B-1 Term Loan,
2.54%, 11/18/13		340	332,775
Harden Healthcare, LLC:
Add-on Term Loan, 7.00%,
3/02/15		4,095	4,013,100
Tranche A Term Loan, 8.50%,
2/22/15		673	659,651
inVentiv Health, Inc. (FKA Ventive
Health, Inc.), Term Loan B,
6.50%, 7/31/16		3,288	3,304,063
Renal Advantage Holdings, Inc.,
Tranche B Term Loan, 6.00%,
6/03/16		1,397	1,398,246
Vanguard Health Holding Co. II,
LLC (Vanguard Health Systems,
Inc.), Initial Term Loan, 5.00%,
1/29/16		1,427	1,431,680
			20,715,616
Health Care Technology — 0.7%
IMS Health, Inc., Tranche B Dollar
Term Loan, 5.25%, 2/26/16		2,606	2,628,520
MedAssets, Inc., Term Loan B,
5.25%, 11/15/16		1,700	1,707,438
			4,335,958
Hotels, Restaurants & Leisure —
5.1%
Blackstone UTP Capital LLC, Loan,
7.75%, 11/06/14		3,722	3,759,094
Dunkin' Finance Corp., Term Loan
B, 5.75%, 11/09/17		2,600	2,623,910
Harrah's Operating Co., Inc.:
Term Loan B-1, 3.29%,
1/28/15		449	391,392
Term Loan B-3, 3.29%,
1/28/15		5,683	4,959,500
Term Loan B-4, 9.50%,
10/31/16		1,241	1,281,100
OSI Restaurant Partners, LLC, Pre-
Funded RC Loan, 0.11% -
2.63%, 6/14/13		32	30,141
SW Acquisitions Co., Inc., Term
Loan, 5.75%, 6/01/16		3,798	3,819,105
Six Flags Theme Parks, Inc.,
Tranche B Term Loan (First
Lien), 6.00%, 6/30/16		4,838	4,858,174
Travelport LLC (FKA Travelport,
Inc.), Loan, 8.28%, 3/27/12 (h)		5,133	4,761,295
Twin River, Senior Secured Term
Loan, 8.50%, 11/05/15		1,676	1,654,742

		Par
Floating Rate Loan Interests (a)		(000)	Value
Hotels, Restaurants & Leisure
(concluded)
VML US Finance LLC (FKA Venetian
Macau):
New Project Term Loan,
4.80%, 5/27/13	USD	1,580	$ 1,579,909
Term B Delayed Draw Project
Loan, 4.80%, 5/25/12		1,558	1,557,555
Term B Funded Project Loan,
4.80%, 5/27/13		1,118	1,117,292
			32,393,209
Household Durables — 0.2%
Berkline/Benchcraft, LLC, Term
Loan, 14.00%, 11/03/11 (c)(g)		130	6,498
Visant Corp. (FKA Jostens), Term
Loan B, 7.00%, 12/20/16		1,400	1,411,375
			1,417,873
IT Services — 2.7%
Amadeus IT Group SA/Amadeus
Verwaltungs GmbH:
Term B3 Facility, 4.35%,
6/30/13	EUR	307	387,588
Term B4 Facility, 4.35%,
6/30/13		119	149,982
Term C3 Facility, 4.85%,
6/30/14		307	387,588
Term C4 Facility, 4.85%,
6/30/14		118	148,015
Ceridian Corp., US Term Loan,
3.25% - 3.27%, 11/09/14	USD	1,628	1,532,736
EVERTEC, Inc., Term Loan B,
7.00% - 7.50%, 8/20/16		1,225	1,218,875
First Data Corp.:
Initial Tranche B-1 Term Loan,
3.00%, 9/24/14		3,597	3,236,948
Initial Tranche B-3 Term Loan,
3.00%, 9/24/14		1,202	1,084,085
SunGard Data Systems, Inc. (Solar
Capital Corp.), Incremental Term
Loan, 6.75%, 2/28/14		1,431	1,432,429
TransUnion Corp., Term Loan B,
6.75%, 6/15/17		5,985	6,046,346
Travelex Plc:
Term Loan B, 2.95%,
10/31/13		712	680,447
Term Loan C, 3.45%,
10/31/14		712	680,447
			16,985,486
Independent Power Producers &
Energy Traders — 0.4%
Texas Competitive Electric Holdings Co.,
LLC (TXU):
Initial Tranche B-2 Term Loan,
3.75% - 3.79%, 10/10/14		267	205,954
Initial Tranche B-3 Term Loan,
3.75% - 3.79%, 10/10/14		2,698	2,076,333
			2,282,287

BLACKROCK LIMITED DURATION INCOME TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (a)		(000)	Value
Industrial Conglomerates — 0.7%
Sequa Corp., Term Loan, 3.54% -
3.55%, 12/03/14	USD	2,324	$ 2,204,227
Tomkins Plc, Term Loan B, 6.25%,
9/16/16		2,400	2,426,251
			4,630,478
Media — 7.2%
Affinion Group, Inc., Tranche B
Term Loan, 5.00%, 10/09/16		1,493	1,481,929
Cengage Learning Acquisitions, Inc.
(Thomson Learning):
Term Loan, 2.54%, 7/03/14		2,000	1,843,250
Tranche 1 Incremental Term
Loan, 7.50%, 7/03/14		2,063	2,067,736
Charter Communications Operating,
LLC:
Term Loan B-1, 7.25%,
3/06/14		2,043	2,118,321
Term Loan C, 3.54%, 9/06/16		5,288	5,171,244
FoxCo Acquisition Sub, LLC, Term
Loan, 7.50%, 7/14/15		1,835	1,808,742
Getty Images, Inc., Term Loan B,
5.25%, 10/29/16		3,000	3,023,250
HIT Entertainment, Inc., Term Loan
(Second Lien), 5.79%, 2/26/13		400	305,333
HMH Publishing Co., Ltd., Tranche
A Term Loan, 5.75%,
6/12/14 (h)		3,254	3,005,876
Hanley-Wood, LLC, Term Loan,
2.56%, 3/10/14		2,693	1,190,256
Interactive Data Corp., Term Loan,
6.75%, 1/29/17		1,546	1,566,727
Lavena Holding 3 GmbH
(Prosiebensat.1 Media AG):
Facility B-1, 3.52%, 6/30/15	EUR	337	351,616
Facility C-1, 3.77%, 6/30/16		337	351,616
Facility D, 4.89%, 12/28/16		904	873,728
MCNA Cable Holdings LLC
(OneLink Communications),
Loan, 7.00%, 3/01/13 (h)	USD	2,074	1,846,077
Mediacom Illinois, LLC (FKA
Mediacom Communications,
LLC), Tranche D Term Loan,
5.50%, 3/31/17		990	980,100
Newsday, LLC, Fixed Rate Term
Loan, 10.50%, 8/01/13		4,505	4,775,300
Penton Media, Inc., Term Loan
(First Lien), 5.00%, 8/01/14 (h)		3	2,092
Springer Science+Business Media
SA, Facility A1, 6.75%, 7/01/16 EUR		1,300	1,676,910
Sunshine Acquisition Ltd. (FKA HIT
Entertainment), Term Facility,
5.54%, 6/01/12	USD	1,997	1,931,725
TWCC Holdings Corp.,
Replacement Term Loans,
5.00%, 9/14/15		1,978	1,986,862
Telecommunications Management,
LLC:
Multi-Draw Term Loan, 3.26%,
6/30/13		229	206,471
Term Loan, 3.26%, 6/30/13		910	818,663
UPC Financing Partnership, Facility
U, 4.85%, 12/31/17	EUR	1,838	2,232,358

		Par
Floating Rate Loan Interests (a)		(000)	Value
Media (concluded)
Univision Communications, Inc.,
Exit Term Loan, 4.51%, 3/31/17 EUR		2,050	$ 1,909,329
Virgin Media Investment Holdings
Ltd., Facility B, 4.77%,
12/31/15	GBP	750	1,153,675
Yell Group Plc/Yell Finance (UK)
Ltd., Facility A3, 2.76%,
8/09/11	USD	758	734,917
			45,414,103
Multi-Utilities — 0.1%
FirstLight Power Resources, Inc. (FKA
NE Energy, Inc.):
Synthetic Letter of Credit,
2.81%, 11/01/13		13	12,917
Term B Advance (First Lien),
2.81%, 11/01/13		732	702,783
Mach Gen, LLC, Synthetic Letter of
Credit Loan (First Lien), 2.25%,
2/22/13		69	63,811
			779,511
Multiline Retail — 0.8%
Hema Holding BV:
Facility B, 2.85%, 7/06/15	EUR	344	428,089
Facility C, 3.60%, 7/05/16		344	428,089
Facility D, 5.85%, 1/01/17		2,600	3,239,918
The Neiman Marcus Group, Inc.,
Term Loan B, 4.29%, 4/06/16	USD	805	788,773
			4,884,869
Oil, Gas & Consumable Fuels —
1.6%
Big West Oil, LLC, Term Loan,
12.00%, 7/23/15		1,781	1,814,649
Obsidian Natural Gas Trust, Term
Loan, 7.00%, 11/30/15		5,807	5,923,140
Turbo Beta Ltd., Dollar Facility,
14.50%, 3/15/18 (h)		3,166	2,216,110
			9,953,899
Paper & Forest Products — 0.4%
Georgia-Pacific LLC, Term Loan B,
2.29%, 12/23/12		2,196	2,191,283
Verso Paper Finance Holdings LLC,
PIK Loan, 6.54% - 7.29%,
2/01/13 (h)		653	522,067
			2,713,350
Personal Products — 0.2%
NBTY, Inc., Term Loan B, 6.25%,
9/20/17		1,400	1,415,740
Pharmaceuticals — 0.4%
Warner Chilcott Co., LLC, Term
Loan A, 6.00%, 10/30/14		575	574,671
Warner Chilcott Corp.:
Additional Term Loan, 6.25%,
4/30/15		1,084	1,089,941
Term Loan B-1, 6.25%,
4/30/15		187	187,933
Term Loan B-2, 6.25%,
4/30/15		315	316,984
Term Loan B-3, 6.50%,
2/20/16		491	495,469

8 BLACKROCK LIMITED DURATION INCOME TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (a)		(000)	Value
Pharmaceuticals (concluded)
Warner Chilcott Corp. (concluded):
Term Loan B-4, 6.50%,
2/20/16	USD	164	$ 165,167
			2,830,165
Professional Services — 0.5%
Booz Allen Hamilton, Inc., Tranche
C Term Loan, 6.00%, 7/31/15		1,489	1,492,100
Fifth Third Processing Solutions,
LLC, Term Loan B, 5.50%,
10/21/16		2,000	2,006,500
			3,498,600
Real Estate Investment Trusts
(REITs) — 0.1%
iStar Financial, Inc., Term Loan
(Second Lien), 1.75%, 6/28/11		575	550,243
Real Estate Management &
Development — 1.7%
Enclave, Term Loan (First Lien),
6.14%, 3/01/12 (c)(g)		3,000	—
Pivotal Promontory, LLC, Term
Loan (Second Lien), 12.00%,
8/31/11 (c)(g)		750	—
Realogy Corp.:
Delayed Draw Term Loan B,
3.25% - 3.29%, 10/10/13		7,075	6,496,491
Realogy Corp. (concluded) :
Initial Term Loan B, 3.29%,
10/10/13		1,993	1,830,135
Synthetic Letter of Credit,
3.26%, 10/10/13		272	249,464
Term Facility (Second Lien),
13.50%, 10/15/17		2,250	2,438,438
			11,014,528
Semiconductors & Semiconductor
Equipment — 0.2%
Freescale Semiconductor, Inc.,
Extended Maturity Term Loan,
4.50%, 12/01/16		1,067	1,002,564
Software — 0.1%
Bankruptcy Management
Solutions, Inc., Term Loan B,
7.50%, 8/20/14		720	365,379
Specialty Retail — 1.3%
Gymboree Corp., Term Loan B,
11/09/17		1,700	1,706,679
Michaels Stores, Inc.:
Term Loan B-1, 2.56%,
10/31/13		2,170	2,090,926
Term Loan B-2, 4.81%,
7/31/16		500	495,070
Petco Animal Supplies, Inc., Term
Loan B, 6.00%, 8/18/17		2,500	2,504,375
Toys 'R' US, Inc., Term Loan B,
6.00%, 8/17/16		1,641	1,650,557
			8,447,607

		Par
Floating Rate Loan Interests (a)		(000)	Value
Textiles, Apparel & Luxury Goods —
0.2%
Philips Van Huesen Corp., US
Tranche B Term Loan, 4.75%,
5/06/16	USD	1,457	$ 1,473,475
Trading Companies &
Distributors — 0.0%
Beacon Sales Acquisition, Inc.,
Term Loan B, 2.25% - 2.29%,
9/30/13		125	118,238
Wireless Telecommunication
Services — 1.6%
Cavtel Holdings, LLC, Term Loan,
11.50%, 12/31/12 (h)		1,131	1,134,915
Digicel International Finance Ltd.,
US Term Loan (Non-Rollover),
2.81%, 3/30/12		1,506	1,460,532
Vodafone Americas Finance 2 Inc.,
Initial Loan, 6.88%, 7/30/15		7,750	7,866,250
			10,461,697
Total Floating Rate Loan Interests –
49.5%			314,009,752
Foreign Agency Obligations
Turkey Government International
Bond, 7.00%, 9/26/16		5,093	5,948,624
Total Foreign Agency Obligations – 0.9%			5,948,624
Non-Agency Mortgage-Backed
Securities
Collateralized Mortgage
Obligations — 6.1%
321 Henderson Receivables I LLC,
Series 2010-3A, Class A, 3.82%,
12/15/48 (b)		5,089	5,088,265
Adjustable Rate Mortgage Trust,
Series 2007-1, Class 3A21,
5.90%, 3/25/37 (a)		3,603	3,312,940
Countrywide Alternative Loan
Trust, Series 2005-54CB, Class
3A4, 5.50%, 11/25/35		7,603	6,140,066
Countrywide Home Loan Mortgage Pass-
Through Trust:
Series 2005-17, Class 1A6,
5.50%, 9/25/35		3,816	3,476,855
Series 2006-17, Class A2,
6.00%, 12/25/36		5,085	4,433,281
Series 2007-16, Class A1,
6.50%, 10/25/37		2,609	2,450,794
Series 2007-HY5, Class 3A1,
5.98%, 9/25/37 (a)		3,945	3,325,501
GSR Mortgage Loan Trust, Series
2005-AR5, Class 2A3, 2.98%,
10/25/35 (a)		2,924	2,352,470

BLACKROCK LIMITED DURATION INCOME TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed		Par
Securities (concluded)		(000)	Value
Collateralized Mortgage
Obligations (concluded)
Morgan Stanley Reremic Trust,
Series 2010-R4, Class 4A,
0.49%, 2/26/37 (a)(b)	USD	4,000	$ 3,830,000
WaMu Mortgage Pass-Through
Certificates, Series 2006-AR14,
Class 1A1, 5.50%, 11/25/36 (a)		1,858	1,710,891
Wells Fargo Mortgage-Backed
Securities Trust, Series 2005-
AR2, Class 2A1, 2.85%,
3/25/35 (a)		2,723	2,497,418
			38,618,481
Commercial Mortgage-Backed
Securities — 8.9%
Banc of America Commercial Mortgage,
Inc. (a):
Series 2007-2, Class A2,
5.63%, 4/10/49		9,158	9,468,437
Series 2007-3, Class A2,
5.84%, 6/10/49		2,975	3,080,192
Series 2007-4, Class A4,
5.93%, 2/10/51		2,150	2,284,627
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Series 2007-CD4, Class A2B,
5.21%, 12/11/49		3,235	3,326,394
Credit Suisse Mortgage Capital
Certificates Class A2 (a):
Series 2007-C2, 5.45%,
1/15/49		1,835	1,875,754
Series 2007-C3, 5.91%,
6/15/39		4,138	4,256,111
Extended Stay America Trust,
Series 2010-ESHA, Class C,
4.86%, 11/05/27 (b)		2,320	2,293,813
Greenwich Capital Commercial
Funding Corp., Series 2007-
GG9, Class A4, 5.44%, 3/10/39		2,110	2,206,825
JPMorgan Chase Commercial Mortgage
Securities Corp., Class A4:
Series 2007-CB18, 5.44%,
6/12/47		2,110	2,217,184
Series 2007-CB19, 5.74%,
2/12/49 (a)		2,140	2,262,470
LB-UBS Commercial Mortgage
Trust, Series 2007-C6, Class A4,
5.86%, 7/15/40 (a)		3,395	3,558,029
Morgan Stanley Capital I, Series
2007-IQ15, Class A2, 6.04%,
6/11/49 (a)		2,007	2,088,223
Wachovia Bank Commercial Mortgage
Trust (a):
Series 2007-C33, Class A2,
6.05%, 2/15/51		15,000	15,544,288

Non-Agency Mortgage-Backed		Par
Securities (concluded)		(000)	Value
Wachovia Bank Commercial Mortgage
Trust (a) (concluded):
Series 2007-C33, Class A4,
6.10%, 2/15/51	USD	2,030	$ 2,123,843
			56,586,190
Total Non-Agency Mortgage-Backed
Securities – 15.0%			95,204,671
		Beneficial
		Interest
Other Interests (i)		(000)
Auto Components — 1.2%
Delphi Debtor-in-Possession
Holding Co. LLP, Class B
Membership Interests		—(j)	7,279,119
Lear Corp. Escrow		1,000	22,750
			7,301,869
Diversified Financial Services —
0.2%
J.G. Wentworth LLC Preferred
Equity Interests (k)		1	1,308,236
Health Care Providers &
Services — 0.0%
Critical Care Systems
International, Inc.		8	1,525
Household Durables — 0.0%
Berkline Benchcraft Equity LLC		3	---
Total Other Interests – 1.4%			8,611,630
Preferred Stocks		Shares
Media — 0.0%
CMP Susquehanna Radio Holdings
Corp. (b)(c)(l)		45,243	---
Specialty Retail — 0.1%
Lazydays RV Center, Inc. (b)		224	330,329
Total Preferred Stocks – 0.1%			330,329
		Par
Taxable Municipal Bonds		(000)
State - 1.5%
State of California, GO:
5.10%, 8/01/14	USD	2,225	2,350,312
Taxable, Various Purpose 3,
Mandatory Put Bonds, 5.65%,
4/01/39 (a)		625	665,569
Various Purpose 3, 5.25%,
4/01/14		1,075	1,138,909

10 BLACKROCK LIMITED DURATION INCOME TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Taxable Municipal Bonds		(000)	Value
State (concluded)
State of Illinois, GO, 3.32%,
1/01/13	USD	5,075	$ 5,172,592
Total Taxable Municipal Bonds – 1.5%			9,327,382
U.S. Government Sponsored Agency
Securities
Interest Only Collateralized
Mortgage Obligations — 0.6%
Fannie Mae Mortgage-Backed
Securities, Series 2009-70,
Class SA, 5.54%, 9/25/39 (a)		21,454	1,949,783
U.S. Government Sponsored Agency
Securities (concluded)
Interest Only Collateralized
Mortgage Obligations (concluded)
Ginnie Mae Mortgage-Backed
Securities, Series 2008-7, Class
SA, 3.14%, 2/20/38 (a)		17,880	2,231,911
			4,181,694
Mortgage-Backed Securities —
9.5%
Fannie Mae Mortgage-Backed
Securities:
4.00%, 12/15/40 (m)		10,800	10,967,072
5.00%, 7/01/20 - 8/01/23 (d)		22,940	24,600,443
Freddie Mac Mortgage-Backed
Securities, 4.50%, 4/01/25 (d)		23,022	24,479,511
			60,047,026
Total U.S. Government Sponsored
Agency Securities – 10.1%			64,228,720
Warrants (n)		Shares
Machinery — 0.0%
Synventive Molding Solutions
(Expires 1/15/13)		1	--
Media — 0.0%
CMP Susquehanna Radio Holdings
Corp. (Expires 3/26/19) (b)		51,701	--
Oil, Gas & Consumable Fuels —
0.0%
Turbo Cayman Ltd. (no expiration)		2	--
Software — 0.0%
Bankruptcy Management
Solutions, Inc. (Expires
9/29/17)		435	--
HMH Holdings/EduMedia (Expires
3/09/17)		209,988	--
			--
Total Warrants – 0.0%			--

		Value
Total Long-Term Investments
(Cost – $802,238,790) – 126.7%	$ 803,618,079
Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.18%, 12/31/99 (o)(p)	5,814,509	5,814,509
Total Short-Term Securities
(Cost – $5,814,509) – 0.9%		5,814,509
Options Purchased	Contracts
Over-the-Counter Call Options —
0.0%
Marsico Parent Superholdco LLC,
Strike Price USD 942.86, Expires
12/01/19, Broker Goldman Sachs
Bank USA	46	--
Total Options Purchased
(Cost – $44,978) – 0.0%		--
Total Investments
(Cost – $808,098,277*) – 127.6%	$ 809,432,588
Liabilities in Excess of Other Assets – (27.6)%		(175,211,350)
Net Assets – 100.0%	$ 634,221,238

* The cost and unrealized appreciation (depreciation) of investments as of
November 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$ 805,517,773
Gross unrealized appreciation	$ 28,870,548
Gross unrealized depreciation	(24,955,733)
Net unrealized appreciation	$ 3,914,815

(a) Variable rate security. Rate shown is as of report date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Non-income producing security.
(d) Security or a portion of security held as collateral for reverse repurchase agreements.
(e) Convertible security.
(f) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g) Issuer filed for bankruptcy and/or is in default of interest payments.
(h) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(i) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(j) Amount is less than $1,000.
(k) The investment is held by a wholly owned taxable subsidiary of the Trust.
(l) Security is perpetual in nature and has no stated maturity date.

BLACKROCK LIMITED DURATION INCOME TRUST

NOVEMBER 30, 2010

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments (continued)

(m) Represents or includes a to-be-announced (“TBA”) transaction.
Unsettled TBA transactions as of report date were as follows:

Unrealized
Counterparty	Value	(Depreciation)
JP Morgan Securities, Inc.	$ 10,967,065	$ (145,122)

(n) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(o) Represents the current yield as of report date.
(p) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	August 31,	Net	November 30,
Affiliate	2010	Activity	2010	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	-	5,814,509	5,814,509	$ 4,135

• For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK LIMITED DURATION INCOME TRUST

NOVEMBER 30, 2010

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments(continued)

• Financial futures contracts purchased as of November 30, 2010 were as follows:

				Notional	Unrealized
Contracts	Issue	Exchange	Expiration	Value	Appreciation
4	Euro Dollar	Chicago Mercantile	June 2013	$ 975,911	$ 7,239

• Financial futures contracts sold as of November 30, 2010 were as follows:
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

Unrealized
				Notional	Appreciation
Contracts	Issue	Exchange	Expiration	Value	(Depreciation)
24	Euro Dollar	Chicago Mercantile	December 2010	$ 5,962,443	$ (14,907)
24	Euro Dollar	Chicago Mercantile	March 2011	$ 5,957,055	$ (8,445)
14	Euro Dollar	Chicago Mercantile	June 2011	$ 3,479,423	$ 1,998
20	Euro Dollar	Chicago Mercantile	September 2011	$ 4,952,842	$ (11,908)
15	Euro Dollar	Chicago Mercantile	December 2011	$ 3,702,119	$ (18,444)
15	Euro Dollar	Chicago Mercantile	March 2012	$ 3,695,482	$ (21,331)
8	Euro Dollar	Chicago Mercantile	June 2012	$ 1,976,927	$ (3,073)
12	Euro Dollar	Chicago Mercantile	September 2012	$ 2,948,415	$ (17,535)
9	Euro Dollar	Chicago Mercantile	December 2012	$ 2,200,711	$ (19,927)
9	Euro Dollar	Chicago Mercantile	March 2013	$ 2,196,461	$ (20,239)
3	Euro Dollar	Chicago Mercantile	September 2013	$ 737,767	$ 2,017
Total					$ (131,794)

• Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2010 were as follows:
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

	Pay			Notional
	Fixed			Amount		Unrealized
Issuer	Rate	Counterparty	Expiration	(000)		Appreciation
K. Hovnanian	5.00%	Goldman Sachs Bank USA	December 2011	USD	800	$ 10,903
Enterprises, Inc.
K. Hovnanian	5.00%	Goldman Sachs Bank USA	September 2013	USD	300	$ 11,398
Enterprises, Inc.
Total						$ 22,301

• Foreign currency exchange contracts as of November 30, 2010 were as follows:

Currency			Currency		Settlement	Unrealized
Purchased			Sold	Counterparty	Date	Appreciation
USD	5,583,349	GBP	3,515,000	Citibank NA	1/19/2011	$ 117,806
USD	3,469,938	GBP	2,200,500	Deutsche Bank AG	1/19/2011	48,337
USD	23,875,586	EUR	17,438,000	Deutsche Bank AG	1/28/2011	1,245,193
Total						$ 1,411,336

BLACKROCK LIMITED DURATION INCOME TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Limited Duration Income Trust (BLW)

• Reverse repurchase agreements outstanding as of November 30, 2010 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Credit Suisse	0.60%	9/8/10	Open	$ 6,597,676	$ 6,588,452
Securities
(USA) LLC
Barclays	0.40%	9/8/10	Open	2,991,726	2,988,938
Capital Inc.
Credit Suisse	0.55%	9/20/10	Open	4,399,354	4,394,520
Securities
(USA) LLC
Credit Suisse	0.45%	9/20/10	Open	4,096,434	4,092,750
Securities
(USA) LLC
Barclays	0.40%	9/23/10	Open	3,232,475	3,230,000
Capital Inc.
Credit Suisse	0.60%	9/27/10	Open	2,320,844	2,318,333
Securities
(USA) LLC
UBS Securities	0.38%	10/15/10	Open	2,870,423	2,869,000
LLC
Deutsche	0.60%	10/18/10	Open	4,035,850	4,032,893
Bank
Securities Inc.
Deutsche	0.40%	10/18/10	Open	4,665,280	4,663,000
Bank
Securities Inc.
Credit Suisse	0.50%	10/18/10	Open	4,350,535	4,347,878
Securities
(USA) LLC
Credit Suisse	0.55%	10/18/10	Open	2,943,977	2,942,000
Securities
(USA) LLC
Deutsche	0.60%	10/18/10	Open	2,556,874	2,555,000
Bank
Securities Inc.
Barclays	0.40%	10/26/10	Open	3,114,871	3,113,625
Capital Inc.
Barclays	0.40%	10/26/10	Open	3,156,093	3,154,831
Capital Inc.
Barclays	0.40%	10/26/10	Open	5,987,394	5,985,000
Capital Inc.
Barclays	0.40%	10/26/10	Open	3,114,871	3,113,625
Capital Inc.
Barclays	0.40%	10/26/10	Open	2,954,494	2,953,312
Capital Inc.
Credit Suisse	0.60%	10/27/10	Open	5,848,344	5,844,935
Securities
(USA) LLC
Credit Suisse	0.60%	10/27/10	Open	1,392,812	1,392,000
Securities
(USA) LLC
Credit Suisse	0.60%	10/27/10	Open	2,526,473	2,525,000
Securities
(USA) LLC
Credit Suisse	0.60%	10/27/10	Open	2,114,545	2,113,312
Securities
(USA) LLC
Credit Suisse	0.60%	10/27/10	Open	2,458,784	2,457,350
Securities
(USA) LLC
Credit Suisse	0.60%	10/27/10	Open	2,775,429	2,773,811
Securities
(USA) LLC

14 BLACKROCK LIMITED DURATION INCOME TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)						BlackRock Limited Duration Income Trust (BLW)
	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Credit Suisse	0.60%	10/27/10	Open	$ 2,980,997	$ 2,979,259
Securities
(USA) LLC
Credit Suisse	0.60%	10/27/10	Open	2,456,745	2,455,312
Securities
(USA) LLC
Credit Suisse	0.60%	10/27/10	Open	1,569,915	1,569,000
Securities
(USA) LLC
Barclays	0.40%	11/1/10	Open	7,378,734	7,376,275
Capital Inc.
Barclays	0.40%	11/1/10	Open	2,033,678	2,033,000
Capital Inc.
Credit Suisse	0.40%	11/1/10	Open	5,261,753	5,260,000
Securities
(USA) LLC
Credit Suisse	0.60%	11/1/10	Open	1,685,842	1,685,000
Securities
(USA) LLC
Barclays	0.40%	11/3/10	Open	6,385,985	6,384,000
Capital Inc.
Credit Suisse	0.25%	11/10/10	12/13/10	11,758,715	11,757,000
Securities
(USA) LLC
Morgan	0.25%	11/12/10	Open	12,248,616	12,247,000
Stanley & Co.
Deutsche	0.40%	11/16/10	Open	2,467,411	2,467,000
Bank
Securities Inc.
Deutsche	0.55%	11/16/10	Open	2,737,190	2,736,562
Bank
Securities Inc.
Deutsche	0.58%	11/16/10	Open	4,134,359	4,133,360
Bank
Securities Inc.
Deutsche	0.58%	11/16/10	Open	2,321,393	2,320,832
Bank
Securities Inc.
Deutsche	0.58%	11/16/10	Open	3,573,864	3,573,000
Bank
Securities Inc.
Credit Suisse	0.28%	11/22/10	12/13/10	3,043,213	3,043,000
Securities
(USA) LLC
Credit Suisse	0.28%	11/23/10	12/13/10	8,705,542	8,705,000
Securities
(USA) LLC
Total				$161,249,510	$161,174,165

BLACKROCK LIMITED DURATION INCOME TRUST

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Limited Duration Income Trust (BLW)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2010 in determining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	-	$ 11,260,551	$8,372,719	$ 19,633,270
Common Stocks	$ 380,295	482,213	1,260,093	2,122,601
Corporate Bonds	-	284,079,320	121,780	284,201,100
Floating Rate Loan Interests	-	237,167,377	76,842,375	314,009,752
Foreign Agency Obligations	-	5,948,624	-	5,948,624
Non-Agency Mortgage-Backed Securities	-	86,286,406	8,918,265	95,204,671
Other Interests	-	7,279,119	1,332,511	8,611,630
Preferred Stocks	-	-	330,329	330,329
Taxable Municipal Bonds	-	9,327,382	-	9,327,382
U.S. Government Sponsored Agency
Securities	-	64,228,720	-	64,228,720
Short-Term Securities	5,814,509	-	-	5,814,509
Unfunded Loan
Commitments	-	-	72,231	72,231
Total	$6,194,804	$ 706,059,712	$97,250,303	$809,504,819
Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	-	$ 1,411,336	-	$ 1,411,336
Interest rate contracts	$ 11,254	-	-	11,254
Credit contracts	-	22,301	-	22,301
Unfunded loan commitments	-	-	$ 72,231	72,231
Liabilities:
Interest rate contracts	(135,809)	-	-	(135,809)
Total	$ (124,555)	$ 1,433,637	$ 72,231	$ 1,381,313

1Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at value.

16 BLACKROCK LIMITED DURATION INCOME TRUST

NOVEMBER 30, 2010

Schedule of Investments(concluded)

BlackRock Limited Duration Income Trust (BLW)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed		Corporate Floating Rate Loan
	Securities	Common Stocks	Bonds	Interests
Assets/Liabilities:
Balance, as of August 31, 2010	$ 2,092,187	$1,247,224	$3,412,781	$ 62,160,894
Accrued discounts/premiums	24,667	-	65,368	335,831
Net realized gain (loss)	-	-	-	(1,004,302)
Net change in unrealized
appreciation/depreciation[2]	(343,122)	(1,175,038)	(3,378,429)	2,609,621
Purchases	-	1,187,907	22,060	343,650
Sales	-	-	-	(20,129,709)
Transfers in3	6,598,987	-	-	35,827,268
Transfers out[3]	-	-	-	(3,300,878)
Balance, as of November 30, 2010	$ 8,372,719	$ 1,260,093	$ 121,780	$ 76,842,375
	Non-Agency
	Mortgage
	Backed		Preferred Unfunded Loan
	Securities	Other Interests	Stocks	Commitments	Total
Assets:
Balance, as of August 31,
2010	$ 3,770,000	$ 1,856,579	$ 266,770	$ (173,683)	$ 74,632,752
Accrued discounts/premiums	2,728	--	--	--	428,594
Net realized gain (loss)	--	218,424	--	--	(785,878)
Net change in unrealized
appreciation/depreciation[2]	57,272	(208,174)	63,559	245,914	(2,128,397)
Purchases	--	--	--	--	1,553,617
Sales	--	(534,318)			(20,664,027)
Transfers in3	5,088,265	--	--	--	47,514,520
Transfers out[3]	--	--	--	--	(3,300,878)
Balance, as of November 30, 2010 $ 8,918,265		$ 1,332,511	$ 330,329	$ 72,231	$ 97,250,303

2The change in unrealized appreciation/depreciation on securities still held at November 30, 2010 was $(3,846,736).
3 The Trust’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK LIMITED DURATION INCOME TRUST

NOVEMBER 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the 31940 Act3)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: January 26, 2011

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Limited Duration Income Trust

Date: January 26, 2011